TRADE ACCOUNTS RECEIVABLE - AGEING ANALYSIS OF TRADE ACCOUNTS AND BILLS RECEIVABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	¥ 34,861	¥ 35,439
Within one year
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	34,180	34,361
Between one and two years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	442	931
Between two and three years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	221	64
Over three years
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable and bills receivable	¥ 18	¥ 83